Management of Financial Risk (Tables)	12 Months Ended
Jan. 31, 2023
Management of Financial Risk
Schedule of liquidity risk
	0 – 12 Months $	Over 12 Months $
Accounts payable and accrued liabilities	5,436,024	–
Due to related parties	964,261	–
Financial guarantee liability	667,042	440,170
Warrant liabilities	–	20,700
Loans payable	80,000	–